Summary of significant accounting policies (Tables)	6 Months Ended
Dec. 31, 2022
Organization and Description of Business [Abstract]
Schedule of consolidated financial statements
Subsidiaries	Place incorporated	Ownership percentage
CACM	New York, USA	100%
Color Sky	Hong Kong	100%
Modern Pleasure	Hong Kong	100%
Color Metaverse	Singapore	100%
Color Star Ohio	Ohio, USA	100%

Schedule of estimated useful lives of assets
Useful life
Office equipment	5 years